RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Key management personnel compensation	$ 5,458,359		$ 1,829,205	$ 1,695,328
Key management personnel compensation discretionary bonus	$ 5,224,284
Due to related parties dicrestionary success bonuses		$ 3,339,365
Non-Executive Chairman [Member]
Statements Line Items
Key management personnel compensation		5,000
Key management personnel compensation discretionary bonus		$ 1,000,000